FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 5) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	$ 16,377,253
Transfers:
Ending Balance	17,361,475
Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	14,859,423
Transfers:
Ending Balance	15,721,527
Debt Securities [Member] | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	6,113,332	[1]
Transfers:
Transfer from Stage 2 to Stage 1	0
Change in measurement	130,671	[2]
Financial assets derecognized during the period other than write-offs	(3,404,093)
New financial assets purchased	3,859,599
Valuation on investments and Write-offs	(129,123)
Foreign exchange	241,280
Ending Balance	6,811,666
Debt Securities [Member] | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income [Member] | Stage One [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	5,673,059	[1]
Transfers:
Transfer from Stage 2 to Stage 1	153,447
Change in measurement	130,671	[2]
Financial assets derecognized during the period other than write-offs	(3,124,605)
New financial assets purchased	3,859,206
Valuation on investments and Write-offs	(133,232)
Foreign exchange	226,961
Ending Balance	6,785,507
Debt Securities [Member] | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income [Member] | Stage Two [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	440,273	[1]
Transfers:
Transfer from Stage 2 to Stage 1	(153,447)
Change in measurement	0	[2]
Financial assets derecognized during the period other than write-offs	(279,488)
New financial assets purchased	393
Valuation on investments and Write-offs	4,109
Foreign exchange	14,319
Ending Balance	$ 26,159

[1]	For further information, see classification under IFRS 9, as described in Note 32 impacts on application of new standards.
[2]	Change in measurement to transfer a small proportion of Grupo Agromercantil Holding debt instruments portfolio from fair value to amortized cost.